CASH GENERATED FROM OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
Disclosure of Cash Generated From Operations

	US Dollars
Figures in millions	2020	2019	2018

Profit (loss) before taxation	1,589	619	445
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	—	(6)	6
Amortisation of tangible assets and right of use assets (note 4)	568	580	553
Finance costs and unwinding of obligations (note 7)	177	172	168
Environmental, rehabilitation and other expenditure	(50)	(6)	(23)
Impairment, derecognition of assets and profit (loss) on disposal	(1)	3	5
Other expenses (income)	51	41	28
Amortisation of intangible assets (note 4)	2	3	5
Interest income	(27)	(14)	(8)
Share of associates and joint ventures’ (profit) loss (note 8)	(278)	(168)	(122)
Other non-cash movements	35	43	(4)
Movements in working capital	(238)	(165)	(122)
	1,828	1,102	931
Movements in working capital:
(Increase) decrease in inventories	(83)	(67)	(2)
(Increase) decrease in trade, other receivables and other assets	(163)	(138)	(74)
Increase (decrease) in trade, other payables and provisions	8	40	(46)
	(238)	(165)	(122)